QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
NOTE L - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the Corporation’s quarterly results for the years ended December 31, 2014 and 2013.

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2014:	(In thousands, except per share data)

Total interest income	$4,579	$4,573	$4,629	$4,653
Total interest expense	827	868	905	920

Net interest income	3,752	3,705	3,724	3,733
Provision for losses on loans	214	255	355	200
Net interest income after provision for loan losses	3,538	3,450	3,369	3,533
Other income	961	923	935	1,044
General, administrative and other expense	3,278	3,062	3,574	3,416

Earnings before income taxes	1,221	1,311	730	1,161
Federal income taxes	385	410	203	346

Net earnings	$836	$901	$527	$815

Earnings per share:
Basic and diluted	$.13	$.14	$.08	$.12

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2013:	(In thousands, except per share data)

Total interest income	$4,689	$4,682	$4,860	$5,081
Total interest expense	1,003	1,065	1,103	1,160

Net interest income	3,686	3,617	3,757	3,921
Provision for losses on loans	518	585	285	55
Net interest income after provision for loan losses	3,168	3,032	3,472	3,866
Other income	701	511	542	947
General, administrative and other expense	3,425	3,578	3,696	3,687

Earnings before income taxes	444	(35)	318	1,126
Federal income taxes	89	(56)	53	335

Net earnings	$355	$21	$265	$791

Earnings per share:
Basic and diluted	$.06	$.00	$.04	$.11